Cost of goods sold and services rendered - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	$ 77,041	$ 65,278	$ 79,758
Cost of production of manufactured products	944,841	660,627	688,327
Purchases	32,309	9,736	69,387
Agricultural produce	255,311	154,712	124,330
Transfer to raw material	(80,308)	(50,448)	(35,757)
Direct agricultural selling expenses	22,642	16,467	15,752
Tax recoveries	(19,423)	(21,765)	(32,995)
Changes in net realizable value of agricultural produce after harvest	(12,879)	7,005	1,825
Ethanol production costs recovery	(3,669)
Loss of idle productive capacity	14,270
Finished goods at end of period	(138,254)	(77,041)	(65,278)
Exchange differences	(49,460)	(4,139)	(10,002)
Cost of goods sold and services rendered, and direct agricultural selling expenses	854,965	611,946	671,173
Sugar, Ethanol and Energy
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	34,315	36,864	39,937
Purchases	4,860	6,088	44,577
Agricultural produce	10,944	0	0
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	(19,423)	(21,765)	(32,995)
Changes in net realizable value of agricultural produce after harvest	(1,495)	0	0
Ethanol production costs recovery	(3,669)
Loss of idle productive capacity	14,270
Finished goods at end of period	(80,857)	(34,315)	(36,864)
Exchange differences	(5,852)	(1,602)	(9,053)
Cost of goods sold and services rendered, and direct agricultural selling expenses	368,501	270,897	360,566
Crops | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	30,267	17,830	29,144
Purchases	26,880	3,648	21,715
Agricultural produce	224,788	137,204	108,732
Transfer to raw material	(73,068)	(46,192)	(35,757)
Direct agricultural selling expenses	22,642	16,467	15,752
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	(11,384)	7,007	1,825
Ethanol production costs recovery	0
Loss of idle productive capacity	0
Finished goods at end of period	(37,225)	(30,267)	(17,830)
Exchange differences	(29,259)	(521)	(1,023)
Cost of goods sold and services rendered, and direct agricultural selling expenses	213,231	149,250	156,510
Rice | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	5,970	5,805	9,507
Purchases	569	0	3,095
Agricultural produce	0	0	0
Transfer to raw material	(7,240)	(4,256)	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Ethanol production costs recovery	0
Loss of idle productive capacity	0
Finished goods at end of period	(5,015)	(5,970)	(5,805)
Exchange differences	(6,543)	(1,256)	768
Cost of goods sold and services rendered, and direct agricultural selling expenses	112,045	73,830	73,951
Dairy | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	6,489	4,779	1,170
Purchases	0	0	0
Agricultural produce	16,468	15,546	12,146
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	(2)	0
Ethanol production costs recovery	0
Loss of idle productive capacity	0
Finished goods at end of period	(15,157)	(6,489)	(4,779)
Exchange differences	(7,806)	(760)	(694)
Cost of goods sold and services rendered, and direct agricultural selling expenses	158,077	116,007	76,694
All other segments | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	0	0	0
Purchases	0	0	0
Agricultural produce	3,111	1,962	3,452
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Ethanol production costs recovery	0
Loss of idle productive capacity	0
Finished goods at end of period	0	0	0
Exchange differences	0	0	0
Cost of goods sold and services rendered, and direct agricultural selling expenses	3,111	1,962	3,452
Cost of production of manufactured products
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	757,385	512,141	524,153
Cost of production of manufactured products | Sugar, Ethanol and Energy
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	415,408	285,627	354,964
Cost of production of manufactured products | Crops | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	59,590	44,074	33,952
Cost of production of manufactured products | Rice | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	124,304	79,507	66,386
Cost of production of manufactured products | Dairy | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	158,083	102,933	68,851
Cost of production of manufactured products | All other segments | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	$ 0	$ 0	$ 0